LIQUIDITY, DEVELOPMENT STAGE AND GOING CONCERN (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Restatement Of Prior Year Balance Sheets [Table Text Block]
The following table sets forth the effects of the restatement on affected items within our previously reported Condensed Consolidated Balance Sheets for the periods ended March 31, 2013, June 30, 2013 and September 30, 2013 had the adjustments been made in the corresponding quarters.

	March 31, 2013		June 30, 2013		September 30, 2013
	As Reported	As Restated	As Reported	As Restated	As Reported	As Restated
Derivative liabilities	921,954	794,468	250,011	419,239	1,544,443	2,427,367
Convertible promissory notes	328,727	328,726	674,161	631,961	485,936	475,780
Total Liabilities	6,165,888	6,038,401	5,576,483	5,703,511	4,664,706	5,537,474
Additional paid in capital	9,367,041	11.274,893	10,728,916	12,678,967	13,760,385	16,053,726
Deficit accumulated during the development stage	(14,719,336)	(16,499,701)	(15,620,221)	(17,697,300)	(17,645,773)	(20,737,511)
Stockholder’s deficit	$(4,967,128)	$(4,839,641)	$(4,449,302)	$(4,576,330)	$(3,354,569)	$(4,152,966)

Restatement to Prior Year Income [Table Text Block]
The following table sets forth the effects of the restatement on affected items within our previously reported Condensed Consolidated Statement of Operations for the three months ended March 31, 2013.

	Three Months Ended March 31, 2013
	As Reported	As Restated
Operating loss	$(1,636)	$(1,885)
Non-operating income (loss)	(3,906)	(2,753)
Net loss	(5,542)	(4,638)
Net loss per common share, basic and diluted	$(0.01)	$(0.01)

The following table sets forth the effects of the restatement on affected items within our previously reported Consolidated Statement of Operations for the three months ended March 31, 2013, June 30, 2013 and September 30, 2013 had the adjustments been made in the corresponding quarters.

	March 31, 2013		June 30, 2013		September 30, 2013
	As Reported	As Restated	As Reported	As Restated	As Reported	As Restated
Operating loss	$(1,884,597)	$(1,884,597)	$(1,304,475)	$(1,304,475)	$(678,548)	$(678,548)
Non-operating income (loss)	(972,691)	(2,753,056)	403,590	106,876	(1,346,964)	(2,361,623)
Net loss	(2,857,288)	(4,637,653)	(900,885)	(1,197,599)	(2,025,512)	(3,040,171)
Net loss per common share, basic and diluted	$(0.01)	$(0.01)	$(0.00)	$(0.00)	$(0.00)	$(0.01)

The following table sets forth the effects of the restatement on affected items within our previously reported Consolidated Statement of Operations for the six and nine months ended June 30, 2013 and September 30, 2013, respectively had the adjustments been made in the corresponding quarters.

	June 30, 2013		September 30, 2013
	As Reported	As Restated	As Reported	As Restated
Operating loss	$(3,189,072)	$(3,189,072)	$(3,867,619)	$(3,867,619)
Non-operating loss	(569,101)	(2,646,180)	(1,916,066)	(5,007,804)
Net Loss	$(3,758,173)	$(5,835,252)	$(5,783,685)	$(8,875,423)
Net loss per common share, basic and diluted	$(0.01)	$(0.01)	$(0.01)	$(0.02)